LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Financial covenants - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Long Term Loan
Minimum total cash balance required	$ 10,000
Francisco Partners L.P | Minimum
Long Term Loan
Leverage ratio	6.00%
Francisco Partners L.P | Maximum
Long Term Loan
Leverage ratio	1.00%
Israeli subsidiary
Long Term Loan
Minimum cash balance in Mizrahi-Tefahot Bank, percentage	80.00%
Minimum cash balance in Mizrahi-Tefahot Bank	$ 500,000
Minimum total cash balance required	$ 2,000